UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund
Schedule of Investments
May 31, 2005

	Yield**	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S AGENCY OBLIGATIONS (19.5%)

Federal Home Loan Bank*	2.976%	6/22/2005	$2,000,000	$1,996,536
Federal Home Loan Bank*	2.977%	7/13/2005	40,000	39,862
Federal Home Loan Bank*	3.020-3.043%	7/27/2005	679,061	675,890
Federal Home Loan Bank*	3.033-3.053%	7/29/2005	1,977,566	1,967,972
Federal Home Loan Bank*	3.053%	8/1/2005	300,000	298,460
Federal Home Loan Mortgage Corp.*	2.830-2.840%	6/7/2005	835,719	835,327
Federal Home Loan Mortgage Corp.*	2.891%	6/14/2005	310,000	309,679
Federal Home Loan Mortgage Corp.*	2.990%	7/12/2005	139,000	138,530
Federal Home Loan Mortgage Corp.*	3.026-3.052%	7/26/2005	551,722	549,186
Federal Home Loan Mortgage Corp.*	3.087%	7/27/2005	148,725	148,015
Federal Home Loan Mortgage Corp.*	3.135%	8/16/2005	125,000	124,179
Federal Home Loan Mortgage Corp.*	3.183%	8/23/2005	148,428	147,347
Federal Home Loan Mortgage Corp.*	3.196%	8/30/2005	400,000	396,830
Federal National Mortgage Assn.*	3.010%	7/13/2005	150,000	149,477
Federal National Mortgage Assn.*	3.017-3.022	7/20/2005	408,000	406,336
Federal National Mortgage Assn.*	3.043-3.052%	7/27/2005	677,200	674,013
Federal National Mortgage Assn.*	3.058-3.074%	8/3/2005	768,025	763,935
Federal National Mortgage Assn.*	3.109%	8/10/2005	300,000	298,200

TOTAL U.S. AGENCY OBLIGATIONS
(Cost $9,919,774)				9,919,774

COMMERCIAL PAPER (32.1%)

Bank Holding Company (0.6%)
State Street Corp.	3.028%	6/20/2005	310,000	309,506
Finance—Auto (1.5%)
DaimlerChrysler Rev. Auto Conduit LLC	2.964%	6/3/2005	54,611	54,602
DaimlerChrysler Rev. Auto Conduit LLC	3.047%	6/7/2005	30,012	29,997
DaimlerChrysler Rev. Auto Conduit LLC	3.039%	6/8/2005	50,000	49,971
DaimlerChrysler Rev. Auto Conduit LLC	2.962%	6/13/2005	20,153	20,133
DaimlerChrysler Rev. Auto Conduit LLC	3.005%	6/13/2005	14,370	14,356
DaimlerChrysler Rev. Auto Conduit LLC	3.005%	6/14/2005	80,000	79,914
DaimlerChrysler Rev. Auto Conduit LLC	3.053%	6/16/2005	45,000	44,943
DaimlerChrysler Rev. Auto Conduit LLC	3.020%	6/20/2005	15,000	14,976
DaimlerChrysler Rev. Auto Conduit LLC	3.047%	6/23/2005	35,275	35,209
DaimlerChrysler Rev. Auto Conduit LLC	3.035%	6/27/2005	121,657	121,390
DaimlerChrysler Rev. Auto Conduit LLC	3.073%	7/11/2005	41,000	40,859
DaimlerChrysler Rev. Auto Conduit LLC	3.134%	7/12/2005	35,196	35,071
DaimlerChrysler Rev. Auto Conduit LLC	3.201%	8/9/2005	79,313	78,830
Toyota Motor Credit	3.045%	6/28/2005	50,000	49,886
Toyota Motor Credit	3.022%	7/1/2005	90,000	89,775

				759,912

Finance—Other (11.9%)
American Express Credit Corp.	3.135%	7/19/2005	195,000	194,189
American Express Credit Corp.	3.135%	7/20/2005	100,000	99,575
Cafco, LLC	2.993%	6/13/2005 (1)	90,000	89,911
Cafco, LLC	2.996%	6/24/2005 (1)	75,000	74,856
Cafco, LLC	3.095%	7/6/2005 (1)	33,000	32,901
Cafco, LLC	3.106%	7/8/2005 (1)	37,500	37,381
Cafco, LLC	3.133%	8/1/2005 (1)	45,000	44,763
Cafco, LLC	3.264%	8/22/2005 (1)	150,000	148,893
CRC Funding, LLC	2.996%	6/24/2005 (1)	75,000	74,857
General Electric Capital Corp.	3.027%	6/14/2005	250,000	249,727
General Electric Capital Corp.	3.027%	6/15/2005	245,000	244,712
General Electric Capital Corp.	3.066%	7/5/2005	720,000	717,925
General Electric Capital Corp.	3.050%	7/18/2005	20,000	19,919
GovCo Inc.	2.901%	6/8/2005 (1)	54,650	54,619
GovCo Inc.	3.011%	6/10/2005 (1)	48,000	47,964
GovCo Inc.	3.053%	7/6/2005 (1)	100,000	99,705
GovCo Inc.	3.053%	7/7/2005 (1)	50,000	49,849
GovCo Inc.	3.083%	7/12/2005 (1)	71,000	70,753
GovCo Inc.	3.103%	7/21/2005 (1)	44,400	44,210
GovCo Inc.	3.216%	8/17/2005 (1)	50,000	49,659
IXIS Commercial Paper Corp.	2.949%	6/6/2005 (1)	100,000	99,959
IXIS Commercial Paper Corp.	3.027%	6/10/2005 (1)	105,000	104,921
IXIS Commercial Paper Corp.	3.027%	6/13/2005 (1)	37,500	37,462
IXIS Commercial Paper Corp.	3.033%	7/6/2005 (1)	100,000	99,707
IXIS Commercial Paper Corp.	3.106%	7/14/2005 (1)	150,000	149,446
IXIS Commercial Paper Corp.	3.093%	7/19/2005 (1)	112,000	111,542
IXIS Commercial Paper Corp.	3.128%	7/25/2005 (1)	98,000	97,543
IXIS Commercial Paper Corp.	3.204%	8/12/2005 (1)	16,600	16,494
KFW International Finance Inc.	2.850%	6/6/2005 (1)	397,000	396,844
KFW International Finance Inc.	2.850%	6/7/2005 (1)	100,000	99,953
KFW International Finance Inc.	2.860%	6/8/2005 (1)	121,000	120,933
KFW International Finance Inc.	2.901%	6/14/2005 (1)	50,000	49,948
KFW International Finance Inc.	3.019%	6/29/2005 (1)	76,500	76,321
KFW International Finance Inc.	3.040%	7/1/2005 (1)	295,500	294,755
KFW International Finance Inc.	3.215%	8/29/2005 (1)	100,000	99,211
KFW International Finance Inc.	3.216%	8/31/2005 (1)	100,000	99,194
Old Line Funding Corp.	3.032%	6/13/2005 (1)	62,538	62,475
Old Line Funding Corp.	3.038%	6/14/2005 (1)	25,000	24,973
Old Line Funding Corp.	3.051%	6/15/2005 (1)	75,809	75,720
Old Line Funding Corp.	2.992%	6/20/2005 (1)	38,520	38,460
Old Line Funding Corp.	3.094%	7/5/2005 (1)	30,169	30,081
Park Avenue Receivable Corp.	3.037%	6/15/2005 (1)	150,520	150,343
Preferred Receivables Funding Co.	3.037%	6/14/2005 (1)	200,376	200,157
Preferred Receivables Funding Co.	3.037%	6/15/2005 (1)	50,632	50,572
Preferred Receivables Funding Co.	3.027%	6/23/2005 (1)	75,199	75,060
Ticonderoga Funding LLC	3.037%	6/17/2005 (1)	140,372	140,183
Ticonderoga Funding LLC	3.037%	6/23/2005 (1)	110,187	109,983
Ticonderoga Funding LLC	3.125%	7/15/2005 (1)	69,000	68,738
Variable Funding Capital Corp.	3.137%	7/26/2005 (1)	195,000	194,071
Yorktown Capital LLC	3.037%	6/14/2005 (1)	26,512	26,483
Yorktown Capital LLC	3.037%	6/15/2005 (1)	108,000	107,873
Yorktown Capital LLC	2.982%	6/17/2005 (1)	205,000	204,728
Yorktown Capital LLC	3.038%	6/20/2005 (1)	35,213	35,157
Yorktown Capital LLC	3.083%	7/14/2005 (1)	71,717	71,455

				6,067,113

Foreign Banks (13.2%)
Abbey National NA LLC	3.028%	6/20/2005	210,000	209,665
ABN-AMRO North America Finance Inc.	2.972%	6/21/2005	228,600	228,225
ANZ (Delaware) Inc.	2.860%	6/3/2005	119,000	118,981
ANZ (Delaware) Inc.	3.030%	6/28/2005	85,000	84,808
ANZ (Delaware) Inc.	3.033%	7/5/2005	109,000	108,690
ANZ (Delaware) Inc.	3.043%	7/6/2005	70,000	69,794
ANZ (Delaware) Inc.	3.043%	7/7/2005	70,000	69,789
CBA (Delaware) Finance Inc.	2.860%	6/1/2005	55,000	55,000
CBA (Delaware) Finance Inc.	2.941%	6/14/2005	295,000	294,689
CBA (Delaware) Finance Inc.	2.977%	6/20/2005	120,000	119,813
CBA (Delaware) Finance Inc.	3.033%	7/7/2005	185,000	184,443
CBA (Delaware) Finance Inc.	3.134%	8/3/2005	150,000	149,184
CBA (Delaware) Finance Inc.	3.134%	8/4/2005	50,000	49,724
CBA (Delaware) Finance Inc.	3.134%	8/5/2005	100,000	99,438
CBA (Delaware) Finance Inc.	3.230%	8/22/2005	50,000	49,635
Danske Corp.	3.030%	6/28/2005	135,000	134,695
Danske Corp.	3.038%	7/8/2005	186,000	185,424
Danske Corp.	3.125%	7/20/2005	100,000	99,577
Danske Corp.	3.147%	7/28/2005	100,000	99,504
Danske Corp.	3.133%	8/2/2005	36,903	36,705
Danske Corp.	3.134%	8/5/2005	85,000	84,523
Danske Corp.	3.173%	8/8/2005	95,000	94,435
Danske Corp.	3.234%	8/23/2005	75,500	74,941
Dexia Delaware LLC	3.015%	6/6/2005	49,168	49,147
Dexia Delaware LLC	3.026%	6/8/2005	27,070	27,054
Dexia Delaware LLC	3.017%	6/15/2005	135,000	134,842
Dexia Delaware LLC	2.994%	6/20/2005	40,000	39,937
Dexia Delaware LLC	2.967%	6/21/2005	83,000	82,864
Dexia Delaware LLC	3.225%	8/22/2005	94,425	93,737
European Investment Bank	2.850%	6/9/2005	445,500	445,220
European Investment Bank	3.031%	7/1/2005	100,000	99,748
Fortis Funding LLC	3.039%	6/9/2005 (1)	41,800	41,772
HBOS Treasury Services PLC	2.901%	6/7/2005	89,000	88,957
HBOS Treasury Services PLC	3.063%	7/11/2005	85,000	84,713
ING (U.S.) Funding LLC	2.850%	6/1/2005	32,000	32,000
ING (U.S.) Funding LLC	2.929%	6/6/2005	44,700	44,682
ING (U.S.) Funding LLC	2.891%	6/8/2005	121,000	120,932
ING (U.S.) Funding LLC	2.941%	6/13/2005	75,000	74,927
ING (U.S.) Funding LLC	3.115%	7/15/2005	71,100	70,831
ING (U.S.) Funding LLC	3.195%	8/16/2005	35,000	34,766
Lloyds TSB Bank PLC	3.038%	7/7/2005	295,000	294,111
National Australia Funding Delaware Inc.	3.018%	6/2/2005	350,000	349,971
National Australia Funding Delaware Inc.	3.039%	6/16/2005	55,000	54,931
National Australia Funding Delaware Inc.	3.015%	6/27/2005	135,000	134,707
Rabobank USA Financial Corp.	3.041%	7/1/2005	75,000	74,811
Societe Generale N.A. Inc.	3.035%	6/28/2005	25,000	24,943
Societe Generale N.A. Inc.	3.135%	8/9/2005	169,775	168,763
Svenska Handelsbanken, Inc.	3.043%	7/7/2005	495,500	494,003
UBS Finance (Delaware), Inc.	3.156%	7/25/2005	26,395	26,271
Westpac Capital Corp.	2.870%	6/2/2005	25,000	24,998
Westpac Capital Corp.	2.870%	6/3/2005	107,400	107,383
Westpac Capital Corp.	2.881%	6/8/2005	45,000	44,975
Westpac Capital Corp.	3.043%	7/6/2005	200,000	199,413
Westpac Trust Securities NZ Ltd.	2.865%	6/2/2005	198,000	197,984
Westpac Trust Securities NZ Ltd.	3.033%	7/5/2005	194,100	193,548
Westpac Trust Securities NZ Ltd.	3.173%	8/9/2005	49,750	49,450

				6,708,073

Foreign Industrial (3.0%)
Network Rail CP Finance PLC	2.860%	6/2/2005 (1)	198,000	197,984
Network Rail CP Finance PLC	3.022%	6/22/2005 (1)	100,000	99,825
Network Rail CP Finance PLC	2.992%	6/23/2005 (1)	250,000	249,546
Network Rail CP Finance PLC	3.076%	7/5/2005 (1)	145,000	144,581
Network Rail CP Finance PLC	3.053%	7/6/2005 (1)	50,000	49,853
Network Rail CP Finance PLC	3.125%	7/20/2005 (1)	153,300	152,651
Network Rail CP Finance PLC	3.140%	7/22/2005 (1)	50,000	49,779
Network Rail CP Finance PLC	3.136%	7/25/2005 (1)	108,500	107,992
Siemens Capital Corp.	3.044%	6/29/2005	110,000	109,741
Total Capital	3.050%	6/1/2005 (1)	115,000	115,000
Total Capital	3.027%	6/23/2005 (1)	250,000	249,539

				1,526,491

Industrial (1.7%)
Pfizer, Inc.	3.035%	6/30/2005 (1)	80,000	79,805
Wal-Mart Stores, Inc.	2.991%	7/1/2005 (1)	27,000	26,933
Wal-Mart Stores, Inc.	3.062%	7/6/2005 (1)	366,000	364,915
Wal-Mart Stores, Inc.	3.063%	7/8/2005 (1)	216,400	215,722
Wal-Mart Stores, Inc.	3.083%	7/12/2005 (1)	194,075	193,396

				880,771

Insurance (0.2%)
MetLife Funding Inc.	3.037%	6/20/2005	24,287	24,248
MetLife Funding Inc.	3.032%	6/24/2005	58,954	58,840

				83,088

TOTAL COMMERCIAL PAPER
(Cost $16,334,954)				16,334,954

CERTIFICATES OF DEPOSIT (29.1%)

Certificates of Deposit—U.S. Banks (3.0%)
State Street Bank & Trust	2.970%	6/13/2005	245,000	245,000
Wells Fargo Bank, NA	3.020%	6/20/2005	135,000	135,000
Wells Fargo Bank, NA	3.040%	6/27/2005	1,131,000	1,131,000

				1,511,000

Yankee Certificates of Deposit—U.S. Branches (26.1%)
Abbey National Treasury Services	3.140%	7/26/2005	295,000	295,000
Bank of Montreal (Chicago Branch)	2.880%	6/9/2005	297,000	297,000
Bank of Montreal (Chicago Branch)	3.020%	6/27/2005	460,500	460,500
Bank of Montreal (Chicago Branch)	3.060%	7/5/2005	260,000	260,000
Bank of Nova Scotia (Portland Branch)	3.050%	7/1/2005	160,000	160,000
Barclays Bank PLC (New York Branch)	3.110%	7/11/2005	320,000	320,000
Barclays Bank PLC (New York Branch)	3.150%	7/26/2005	105,000	105,000
Barclays Bank PLC (New York Branch)	3.280%	8/31/2005	144,000	144,000
BNP Paribas (New York Branch)	3.030%	6/28/2005	325,000	325,000
Calyon (New York Branch)	2.930%	6/1/2005	410,000	410,000
Canadian Imperial Bank of Commerce (New York Branch)	3.140%	7/27/2005	145,000	145,000
Danske Bank (New York Branch)	3.020%	6/27/2005	200,000	200,000
Deutsche Bank (New York Branch)	3.020%	6/27/2005	932,000	932,000
Dexia Credit Local (New York Branch)	3.070%	7/5/2005	472,000	472,000
Dexia Credit Local (New York Branch)	3.055%	7/11/2005	300,000	300,000
Fortis Bank NV-SA (New York Branch)	3.020%	6/6/2005	232,000	232,000
Fortis Bank NV-SA (New York Branch)	3.020%	6/27/2005	35,000	35,000
Fortis Bank NV-SA (New York Branch)	3.030%	6/28/2005	695,000	695,000
HSBC Bank USA (New York Branch)	3.010%	6/24/2005	210,000	210,000
HSBC Bank USA (New York Branch)	3.040%	6/27/2005	160,000	160,000
HSBC Bank USA (New York Branch)	3.040%	6/28/2005	100,000	100,000
HSBC Bank USA (New York Branch)	3.030%	7/5/2005	96,000	96,000
HSH Nordbank AG (New York Branch)	2.870%	6/6/2005	393,000	393,000
HSH Nordbank AG (New York Branch)	3.040%	6/17/2005	199,000	199,000
HSH Nordbank AG (New York Branch)	3.060%	7/1/2005	80,000	80,000
HSH Nordbank AG (New York Branch)	3.040%	7/5/2005	142,000	142,000
HSH Nordbank AG (New York Branch)	3.070%	7/5/2005	110,000	110,000
HSH Nordbank AG (New York Branch)	3.070%	7/5/2005	90,000	90,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.885%	6/6/2005	492,000	492,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.000%	6/17/2005	77,000	77,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.110%	7/11/2005	450,500	450,500
Rabobank Nederlanden (New York Branch)	2.950%	6/17/2005	1,186,000	1,186,000
Royal Bank of Canada (New York Branch)	2.890%	6/7/2005	491,000	491,000
Royal Bank of Canada (New York Branch)	2.930%	6/16/2005	150,000	150,000
Royal Bank of Canada (New York Branch)	3.140%	7/25/2005	140,000	140,000
Royal Bank of Scotland PLC (New York Branch)	3.060%	7/5/2005	600,000	600,000
Royal Bank of Scotland PLC (New York Branch)	3.060%	7/5/2005	590,000	590,000
Svenska Handelsbanken, AB (New York Branch)	3.135%	7/25/2005	517,000	517,000
UBS AG (Stamford Branch)	2.860%	6/3/2005	1,230,000	1,230,000

				13,291,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $14,802,000)				14,802,000

EURODOLLAR CERTIFICATES OF DEPOSIT (15.0%)

ABN-AMRO Bank NV	3.020%	6/20/2005	440,000	440,000
ABN-AMRO Bank NV	3.020%	6/27/2005	125,000	125,000
ABN-AMRO Bank NV	3.030%	6/28/2005	215,000	215,000
Bank of Nova Scotia	3.030%	6/28/2005	140,000	140,000
Barclays Bank PLC	2.860%	6/1/2005	144,000	144,000
Barclays Bank PLC	3.040%	7/6/2005	467,000	467,000
Barclays Bank PLC	3.165%	8/9/2005	231,500	231,488
Bayerische Landesbank	2.860%	6/3/2005	760,000	760,000
BNP Paribas	2.870%	6/3/2005	328,000	328,000
BNP Paribas	3.130%	7/25/2005	225,000	225,000
BNP Paribas	3.180%	8/2/2005	388,000	388,000
Calyon	2.975%	6/20/2005	590,000	590,000
Deutsche Bank	3.100%	7/11/2005	20,000	20,000
HBOS Treasury Services PLC	2.910%	6/9/2005	393,000	393,000
HBOS Treasury Services PLC	2.980%	6/17/2005	175,000	175,000
HSBC Bank PLC	3.240%	8/24/2005	295,000	295,000
ING Bank NV	3.020%	6/27/2005	420,000	420,000
ING Bank NV	3.130%	7/25/2005	115,000	115,000
Landesbank Baden-Wuerttemberg	3.050%	7/7/2005	243,000	243,000
Landesbank Hessen-Thueringen	3.040%	7/6/2005	690,000	690,000
Lloyds TSB Bank PLC	3.040%	7/5/2005	300,000	300,003
Royal Bank of Scotland PLC	3.140%	7/25/2005	69,000	69,000
Societe Generale	2.900%	6/10/2005	678,000	678,000
Societe Generale	3.200%	8/18/2005	135,000	135,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $7,586,491)				7,586,491

REPURCHASE AGREEMENTS (4.9%)

Bank of America Securities, LLC
(Dated 5/31/2005, Repurchase Value $758,504,000, collateralized by
Federal Farm Credit Discount Note, 11/3/2005, Federal Home Loan Bank Discount Note,
6/1/2005-6/22/2005, Federal Home Loan Mortgage Corp. Discount Note, 9/15/2005-5/30/2006,
Federal Home Loan Mortgage Corp., 2.125-6.250%, 11/15/2005-7/15/2032, Federal National Mortgage
Assn., 3.250-6.625%, 12/15/2005-5/15/2029)	3.050%	6/1/2005	758,440	758,440

Barclay's Capital Inc.
(Dated 5/31/2005, Repurchase Value $450,038,000, collateralized by
Federal Home Loan Bank, 5.125%, 3/6/2006, Federal Home Loan Mortgage Corp., 1.875%,
2/15/2006, Federal Home Loan Mortgage Corp. Discount Note, 10/19/2005-11/8/2005)	3.050%	6/1/2005	450,000	450,000

Citigroup Global Markets
(Dated 5/31/2005, Repurchase Value $500,043,000, collateralized by
Federal Home Loan Bank, 2.250-3.625%, 5/15/2006-2/15/2008, Federal Home Loan Mortgage Corp.,
2.375-5.750%, 2/15/2007-1/15/2012, Federal Home Loan Mortgage Corp. Discount Note, 8/9/2005,
Federal National Mortgage Assn., 2.375-5.500%, 2/15/2006-4/15/2015, Federal National Mortgage Assn
Discount Note, 6/13/2005-7/12/2005)	3.060%	6/1/2005	500,000	500,000

J.P. Morgan Securities Inc.
(Dated 5/31/2005, Repurchase Value $800,068,000, collateralized by
Federal Home Loan Bank Discount Note, 6/24/2005, Federal Home Loan Mortgage Corp. Discount
Note, 6/30/2005-5/30/2006, Federal National Mortgage Assn. Discount Note, 6/1/2005-11/23/2005)	3.060%	6/1/2005	800,000	800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,508,440)				2,508,440

			Shares

MONEY MARKET FUND (0.2%)
Vanguard Yorktown Liquidity Fund, 2.997%†
(Cost $100,000)			100,000,000	100,000

TOTAL INVESTMENTS (100.8%)
(Cost $51,251,659)				51,251,659

OTHER ASSETS AND LIABILITIES (-0.8%)				(395,074)

NET ASSETS (100%)				$50,856,585

 * The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
† Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At May 31, 2005, the aggregate value of these securities was $6,880,359,000, representing 13.5% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.